LONG-TERM DEBT - Summary of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2011 Credit Facilities [Member]	Dec. 31, 2011 2011 Credit Facilities [Member]	Dec. 31, 2012 Studio City Notes [Member]	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]		Dec. 31, 2011 2010 Senior Notes [Member]		Dec. 31, 2012 RMB Bonds [Member]	Dec. 31, 2011 RMB Bonds [Member]	Dec. 31, 2012 Deposit-Linked Loan [Member]	Dec. 31, 2011 Deposit-Linked Loan [Member]	Dec. 31, 2012 Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 1,014,729,000	$ 1,014,729,000	$ 825,000,000	$ 825,000,000	$ 593,967,000	[1]	$ 593,166,000	[1]	$ 367,645,000	$ 364,807,000	$ 353,278,000	$ 353,278,000	$ 40,245,000
Current portion of long-term debt	(854,940,000)
Non current portion of long-term debt	$ 2,339,924,000	$ 2,325,980,000

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.